Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of income / (loss) before income taxes
The components of income / (loss) before income taxes are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The Cayman Islands	(57,261)	(53,587)	(121,803)
British Virgin Islands	(2)	18,832	(5,931)
Hong Kong S.A.R	(27,262)	(17,343)	52,583
Sweden	7,015	13,654	3,181
United Kingdom	(348,872)	(246,423)	(186,346)
Americas	—	(26,109)	5,743
Germany	—	(13,291)	(25,003)
The PRC, excluding Hong Kong S.A.R.	(1,151,699)	(694,871)	(710,812)
Total	(1,578,081)	(1,019,138)	(988,388)

Schedule of income tax expense recognized in the consolidated statements of comprehensive loss
Income tax (expense) benefit recognized in the consolidated statements of comprehensive loss consisted of the following:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax (expense) benefit	(29,065)	3,529	(19,721)
Deferred income tax benefit	—	114	18,239
Total income tax (expense) benefit	(29,065)	3,643	(1,482)

Schedule of reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates
Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rates for the years ended December 31, 2022, 2023, and 2024 are as follows:

	Year ended December 31,
	2022	2023	2024
Computed expected income tax benefit	(25)%	(25)%	(25)%
Effect of preferential tax rate	(17)%	4%	7%
Effect of different tax jurisdiction	2%	2%	4%
Change in tax rate	—%	18%	4%
Prior year return-to-provision true up	—%	(2)%	—%
Non-deductible expenses and non-taxable income	40%	4%	1%
Research and development expenses additional deduction	(5)%	(6)%	(5)%
Change in valuation allowance	7%	5%	14%
Actual income tax expense	2%	—%	—%

Schedule of principal components of the deferred tax assets and liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Inventories	3,006	3,190
Allowance for doubtful accounts	2,089	3,828
Intangible assets	218,328	126,451
Property and equipment	1,093	2,139
Contract cost assets	6,966	1,481
Accrued product warranties	19,883	24,017
Accrued salaries and benefits	2,360	4,704
Accounts payable, accrued expenses and other liabilities	20,340	76,868
Donation	302	150
Government grants	12,198	25,375
Unrealized investment loss of equity method investments	—	1,278
Operating lease liabilities	26,634	11,334
Net operating loss carryforwards	303,198	508,883
Total deferred tax assets	616,397	789,698
Less: valuation allowance	(582,644)	(753,081)
Deferred tax assets, net of valuation allowance	33,753	36,617

Deferred tax liabilities:
Operating lease right-of-use assets	(23,904)	(12,037)
Property and equipment	(1,580)	(8,688)
Unrealized investment gain of equity method investments	(8,151)	—
Acquired intangible assets in asset acquisition	—	(30,989)
Total deferred tax liabilities	(33,635)	(51,714)
Net deferred tax assets/(liabilities)	118	(15,097)
Analyzed as:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets	118	102
Deferred tax liabilities	—	(15,199)
Net deferred tax assets/(liabilities)	118	(15,097)

Schedule of movement of the valuation allowance for the deferred tax assets
The following table presents the movement of the valuation allowance for the deferred tax assets:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1,	550,520	537,172	582,644
Increase during the year	121,245	45,472	170,437
Reversal of net operating loss carryforwards due to the Restructuring	(134,593)	—	—
Balance as of December 31	537,172	582,644	753,081

Schedule of net operating loss carryforwards by the PRC companies will expire during the period from year 2022 to year 2031, if unused by the following year-end
As of December 31, 2024, the net operating loss carryforwards by the PRC companies will expire during the period from year 2025 to year 2034, if unused by the following year-end:

Year ending December 31,	Amount
RMB
2025	749
2026	48,014
2027	153,335
2028	64,772
2029	24,779
2031	668
2032	748,254
2033	484,707
2034	914,428
Total	2,439,706